Expenses by nature (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [Line Items]
Transactions costs	R$ (7,198,093)	R$ (5,956,108)	R$ (5,566,927)
Marketing and advertising	(858,321)	(580,667)	(717,732)
Personnel expenses	(1,421,253)	(1,122,128)	(1,032,732)
Financial expenses	(3,746,688)	(3,269,556)	(3,151,552)
Total losses	(456,079)	(536,048)	(984,487)
Depreciation and amortization	(1,600,932)	(1,355,653)	(1,130,690)
Expenses By Nature Other	(1,148,337)	(1,111,134)	(991,478)
Total	16,429,703	13,931,294	13,575,598
Classified as: [Line Items]
Services expense	(9,543,315)	(8,132,580)	(7,470,895)
Selling expense	(1,859,590)	(1,429,816)	(1,946,075)
Administrative expenses	(972,251)	(732,689)	(668,679)
Other Expenses And Income	(307,859)	(366,653)	(338,397)
Total	R$ 16,429,703	R$ 13,931,294	R$ 13,575,598